Commitments and Contingencies (Details) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Number of unit issued, value	[1]		$ 25,000
Representative price per shares		$ 1.17		$ 1.17
Representative shares issued, value		$ 67,275	$ 67,275	$ 67,275
Representative shares issued, shares		57,500		57,500
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting cash discount per unit		$ 0.17		$ 0.17
Underwriter cash discount		$ 1,955,000		$ 1,955,000
Deferred fee per unit		$ 0.35		$ 0.35
Deferred underwriting commissions		$ 4,025,000		$ 4,025,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of shares issued		1,500,000		1,500,000
Offering price per unit		$ 10		$ 10
Number of unit issued, value		$ 15,000,000		$ 15,000,000
IPO [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Number of shares issued		57,500		57,500

[1]	Includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). The underwriters exercised their over-allotment option in full on August 9, 2022; thus, no shares of common stock remain subject to forfeiture as of August 9, 2022 (see Note 5).